PENSION PLAN	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 24. PENSION PLAN

One of the Company’s foreign subsidiaries maintains a defined benefit pension plan that provides benefits based on length of service and final average earnings. The following table sets forth the benefit obligation, fair value of plan assets, and the funded status of the Company’s plan; amounts recognized in the Company’s consolidated financial statements; and the assumptions used in determining the actuarial present value of the benefit obligations as of December 31:

($ in thousands)	2010	2009
Change in benefit obligation:
Benefit obligation at beginning of year	$1,769	$1,659
Service cost	2	2
Interest cost	83	83
Actuarial gain (loss)	(8)	(9)
Effect of exchange rate changes	(76)	34
Effect of curtailment	—	—
Benefits paid	—	—
Benefit obligation at end of year	1,770	1,769

Change in plan assets
Fair value of plan assets at beginning of year	1,349	1,240
Actual return of plan assets	(23)	64
Company contributions	43	45
Benefits paid	—	—
Fair value of plan assets at end of year	1,369	1,349

Funded status	(401)	(420)
Unrecognized actuarial loss (gain)	320	340
Unrecognized prior service (benefit) cost	—	—
Additional minimum liability	(320)	(340)
Unrecognized transition (asset) liability	—	—
Net amount recognized	$(401)	$(420)
Plan Assets
Pension plan assets were comprised of the following asset categories at December 31,
Equity securities	4.50%	4.60%
Debt securities	92.00%	92.00%
Other	3.50%	3.40%
Total	100%	100%

Components of net periodic benefit cost are as follows:
Service cost	$2	$2
Interest cost on projected benefit obligations	83	83
Expected return on plan assets	—	—
Amortization of prior service costs	—	—
Amortization of actuarial loss	—	—
Net periodic benefit costs	$85	$85

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, were
Discount rate	4.60%	4.60%
Expected return on plan assets	4.00%	4.00%
Rate of compensation increase	N/A	N/A
The following discloses information about the Company’s defined benefit pension plan that had an accumulated benefit obligation in excess of plan assets as of December 31,
Projected benefit obligation	$1,770	$1,769
Accumulated benefit obligation	$1,770	$1,769
Fair value of plan assets	$1,369	$1,349

The following benefit payments are expected to be paid as follows:

2011	$—
2012	$—
2013	$—
2014	$—
2015	$18
2016 — 2020	$409

The Company made contributions to the plan of approximately $43,000 during 2010.

The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital. All plan assets are managed in a policyholder pool in Germany by outside investment managers. The measurement date used to determine the benefit information of the plan was January 1, 2011.